Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
12.      Income Taxes

The Company operates in several tax jurisdictions.  Its income is subject to varying rates of tax and losses incurred in one jurisdiction cannot be used to offset income taxes payable in another.  A reconciliation of the combined Canadian federal and provincial income tax rate with the Company’s effective tax rate is as follows:
	Year Ended December 31,	Year Ended December 31,
	2010	2009
Domestic loss	(7,100)	(1,804)
Foreign loss	(723)	(1,208)
Loss before income taxes	(7,823)	(3,012)

Expected statutory rate (recovery)	29.9%	30.9%
Expected provision for (recovery of) income tax	(2,339)	(931)
Permanent differences	1,686	113
Change in valuation allowance	2,334	(3,290)
Non-refundable investment tax credits	(196)	(573)
Share issue costs and effect of change of carryforwards	-	-
Effect of foreign exchange rate differences	(585)	(876)
Expiry of loss	-	1,111
Effect of change in future enacted tax rates	-	-
Effect of tax rate changes and other	(900)	4,446
Provision for income taxes	$-	$-

The Canadian statutory come tax rate of 29.9 percent is comprised of federal income tax at approximately 18 percent and provincial income tax at approximately 11.9 percent.

The primary temporary differences which gave rise to future income taxes (recovery) at December 31, 2010, December 31, 2009:

	December 31, 2010	December 31, 2009
Future tax assets:
SR&ED expenditures	2,228	2,117
Income tax loss carryforwards	20,008	17,651
Non-refundable investment tax credits	1,719	1,633
Share issue costs	81	187
Accrued expenses	9	27
Fixed and intangible assets	737	832
Harmonization credit	280	287
	25,062	22,734
Less: valuation allowance	(25,062)	(22,734)
Net future tax assets	$-	$-

There are no current income taxes owed, nor are any income taxes expected to be owed in the near term.

At December 31, 2010 the Company has unclaimed Scientific Research and Experimental Development ("SR&ED") expenditures, income tax loss carry forwards and non-refundable investment tax credits.  The unclaimed amounts and their expiry dates are as listed below:

	Federal	Province/ State
SR&ED expenditures (no expiry)	$7,872	$1,580
Income tax loss carryforwards (expiry date):
2014	5,786	6,537
2015	10,928	11,680
2021	26	-
2022	233	-
2023	133	-
2024	1,536	1,455
2025	4,795	4,768
2026	19,982	19,970
2027	8,136	8,128
2028	10,509	10,492
2029	3,553	3,552
2030	1,857	1,862

Investment tax credits (expiry date):
2018	10	-
2019	8	-
2020	86	-
2021	55	-
2022	548	-
2023	399	-
2024	178	-
2025	199	-
2026	86	-
2027	90	-
2028	50	-
2029	-